Capital Stock (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 26, 2021	Jan. 31, 2021	Aug. 31, 2018	Aug. 31, 2018	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
Capital Stock [Line Items]
Class A common stock, shares authorized						100,000,000		100,000,000		100,000,000	100,000,000
Class A common stock, par value						$ 0.01		$ 0.01		$ 0.01	$ 0.01
Class A common stock, shares outstanding						7,399,557		7,399,557		7,604,777	7,429,621
Series A convertible preferred stock, shares authorized					1,000,000
Series A convertible preferred stock, par value					$ 0.01
Preferred stock description					Each share of Series A convertible preferred stock is entitled to 100 votes per share and is convertible into one share of the Company's common stock at a conversion price of $0.75 per share of common stock
Stock based compensation								$ 16,058	$ 56,779	$ 81,745	$ 312,600
Number of shares issued for services, value			$ 7,000	$ 12,250				16,058	56,779	81,745	322,602
Number of shares issued for services			1,500	3,500
Number of shares granted												1
Subscription amount						$ 3,044,330		3,044,330		3,041,210	3,024,822
Common Stock [Member]
Capital Stock [Line Items]
Stock based compensation						0	$ 22,874	16,058	56,779	81,745	312,600
James and Catherine Keisler [Member]
Capital Stock [Line Items]
Number of shares granted	37,500
Richard Akam [Member]
Capital Stock [Line Items]
Number of restricted stock award granted		242,720
Crescendo Communications, LLC [Member]
Capital Stock [Line Items]
Stock based compensation						$ 1,710	$ 5,085	$ 3,120	$ 6,690	$ 9,555	$ 22,722
Number of shares issued for services, value			$ 7,000	$ 12,250
Number of shares issued for services			1,500	3,500						18,000
Series A Convertible Preferred Stock [Member]
Capital Stock [Line Items]
Series A convertible preferred stock, shares authorized						1,000,000		1,000,000		1,000,000	1,000,000
Series A convertible preferred stock, par value						$ 0.01		$ 0.01		$ 0.01	$ 0.01
Series A convertible preferred stock, shares outstanding						449,581		449,581		449,581	449,581
Series B Convertible Preferred Stock [Member]
Capital Stock [Line Items]
Series A convertible preferred stock, shares authorized						2,500,000		2,500,000		2,500,000	2,500,000
Series A convertible preferred stock, par value						$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 1.40
Series A convertible preferred stock, shares outstanding						0		0		0	0